Shareholder Report, Holdings (Details)	Jul. 31, 2025
C000180107 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[1]
C000180107 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%	[1]
C000180107 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.40%	[1]
C000180107 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%	[1]
C000180107 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	70.30%	[1]
C000180107 [Member] | Securitized [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000180107 [Member] | Government Related [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
C000180107 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000180107 [Member] | Corporate Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	24.20%
C000180107 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Total Investments	62.70%
C000255190 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[2]
C000255190 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	33.80%	[2]
C000255190 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	42.50%	[2]
C000255190 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[2]
C000255190 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	22.30%	[2]
C000255190 [Member] | Securitized [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
C000248461 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[3]
C000248461 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	12.60%	[3]
C000248461 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	22.00%	[3]
C000248461 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%	[3]
C000248461 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%	[3]
C000248461 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	47.10%	[3]
C000248461 [Member] | Securitized [Member]
Holdings [Line Items]
Percent of Total Investments	42.00%
C000248461 [Member] | Government Related [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000248461 [Member] | Corporate Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	36.80%
C000248461 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Total Investments	17.80%
C000248464 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
C000248462 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000248462 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	19.80%	[4]
C000248462 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	79.20%	[4]
C000248462 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[4]
C000248462 [Member] | N R [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[4]
C000248462 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	11.10%
C000248462 [Member] | FINLAND
Holdings [Line Items]
Percent of Total Investments	0.70%
C000248462 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	9.10%
C000248462 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	1.10%
C000248462 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	2.50%
C000248462 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	3.00%
C000248462 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	6.00%
C000248462 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	3.90%
C000248462 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	48.60%
C000248462 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	13.60%
C000248462 [Member] | Corporate Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	98.90%
C000248462 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000193700 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[5]
C000193700 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%	[5]
C000193700 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%	[5]
C000193700 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%	[5]
C000193700 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	72.70%	[5]
C000193700 [Member] | Securitized [Member]
Holdings [Line Items]
Percent of Total Investments	26.40%
C000193700 [Member] | Government Related [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000193700 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000193700 [Member] | Corporate Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	24.10%
C000193700 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Total Investments	44.90%
C000209930 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%	[6]
C000209930 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	94.40%	[6]
C000209930 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%	[6]
C000209930 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000209930 [Member] | Corporate Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	96.90%
C000173018 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[7]
C000173018 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[7]
C000173018 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%	[7]
C000173018 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	32.40%	[7]
C000173018 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%	[7]
C000173018 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	52.50%	[7]
C000173018 [Member] | Securitized [Member]
Holdings [Line Items]
Percent of Total Investments	27.90%
C000173018 [Member] | Government Related [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000173018 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000173018 [Member] | Corporate Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	33.50%
C000173018 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Total Investments	30.10%
C000248463 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	22.30%	[8]
C000248463 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	22.40%	[8]
C000248463 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	32.10%	[8]
C000248463 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	13.40%	[8]
C000248463 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%	[8]
C000248463 [Member] | Securitized [Member]
Holdings [Line Items]
Percent of Total Investments	13.40%
C000248463 [Member] | Government Related [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000248463 [Member] | Corporate Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	62.50%
C000248463 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000248463 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000248463 [Member] | Commercial Paper [Member]
Holdings [Line Items]
Percent of Total Investments	20.30%
C000248463 [Member] | Certificates of Deposit [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%

[1]	The Fund uses credit quality ratings for its portfolio securities provided by Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) and Fitch, Inc.(“Fitch”). If all three provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.
[2]	The Fund uses credit quality ratings for its portfolio securities provided by Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) and Fitch, Inc.(“Fitch”). If all three provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.
[3]	The Fund uses credit quality ratings for its portfolio securities provided by Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) and Fitch, Inc.(“Fitch”). If all three provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.
[4]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
[5]	The Fund uses credit quality ratings for its portfolio securities provided by Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) and Fitch, Inc.(“Fitch”). If all three provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.
[6]	The Fund uses credit quality ratings for its portfolio securities provided by Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) and Fitch, Inc.(“Fitch”). If all three provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.
[7]	The Fund uses credit quality ratings for its portfolio securities provided by Moody’s, S&P and Fitch. If all three of Moody’s, S&P, and Fitch provide a rating for a security, an average of the ratings is used; if two of the three agencies rate a security, an average of the two is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.
[8]	The Fund uses credit quality ratings for its portfolio securities provided by Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) and Fitch, Inc.(“Fitch”). If all three provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.